Net Income Attributable to PepsiCo per Common Share (Basic and Diluted Net Income Attributable to PepsiCo per Common Share) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Earnings Per Share [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			0.6	9.6
Net income		$ 6,513	$ 6,740	$ 6,178
Dividends		(1)	(1)	(1)
Redemption premium		(9)	(7)	(6)
Net income available for PepsiCo common shareholders - Value		$ 6,503	$ 6,732	$ 6,171
Net income available for PepsiCo common stockholders - Shares	[1]	1,509.0	1,541.0	1,557.0
Basic net income attributable to PepsiCo per common share		$ 4.31	$ 4.37	$ 3.96
Stock options and RSUs - Shares	[1]	17.0	18.0	17.0
Dilutive Securities, Effect on Basic Earnings Per Share, Options and Restrictive Stock Units		$ 0	$ 0	$ 0
ESOP convertible preferred stock - Value		$ 10	$ 8	$ 7
ESOP convertible preferred stock - Shares	[1]	1.0	1.0	1.0
Diluted shares - Value		$ 6,513	$ 6,740	$ 6,178
Diluted shares - Shares	[1]	1,527.0	1,560.0	1,575.0
Diluted net income attributable to PepsiCo per common share		$ 4.27	$ 4.32	$ 3.92
Out Of Money Options Average Exercise Price		$ 82.25	$ 75.69	$ 67.64

[1]	Weighted-average common shares outstanding (in millions).